Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000177521_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.81%
C000177521_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.74%
C000177521_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.62%
C000048882_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.81%
C000048882_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.74%
C000048882_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.08%
C000048883_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.81%
C000048883_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.74%
C000048883_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.08%
C000048881_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.81%
C000048881_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.74%
C000048881_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.08%
C000048879_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.81%
C000048879_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.74%
C000048879_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.08%
C000205048_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%
C000205048_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.28%
C000205048_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.44%
C000048864_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%
C000048864_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.28%
C000048864_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.29%
C000048865_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%
C000048865_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.28%
C000048865_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.29%
C000048868_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%
C000048868_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.28%
C000048868_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.29%
C000048866_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%
C000048866_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.28%
C000048866_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.29%
C000048863_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%
C000048863_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.28%
C000048863_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.29%
C000205047_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%
C000205047_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.28%
C000205047_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.44%
C000048861_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%
C000048861_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.28%
C000048861_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.29%
C000048862_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%
C000048862_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.28%
C000048862_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.29%
C000048860_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%
C000048860_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.28%
C000048860_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.29%
C000048858_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%
C000048858_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.28%
C000048858_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.29%
C000177521_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.95%
C000177521_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.78%
C000177521_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.16%
C000177521_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.86%
C000177521_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.23%
C000177521_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.49%
C000048882_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.58%
C000048882_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.21%
C000048882_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.06%
C000048882_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.26%
C000048882_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.03%
C000048882_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.45%
C000048882_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.86%
C000048882_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.23%
C000048882_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.20%
C000048883_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.81%
C000048883_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.62%
C000048883_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.04%
C000048883_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.86%
C000048883_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.23%
C000048883_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.20%
C000048881_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.79%
C000048881_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.44%
C000048881_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.04%
C000048881_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.72%
C000048881_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.44%
C000048881_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.04%
C000048881_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.86%
C000048881_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.23%
C000048881_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.20%
C000048879_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.56%)
C000048879_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.94%
C000048879_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.08%
C000048879_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.50%
C000048879_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.31%
C000048879_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.73%
C000048879_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.86%
C000048879_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.23%
C000048879_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.20%
C000205048_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.68%
C000205048_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.98%
C000205048_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.22%
C000205048_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.03%
C000205048_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.48%
C000205048_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.09%
C000048864_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.73%
C000048864_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.74%
C000048864_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.76%
C000048864_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.22%
C000048864_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.62%
C000048864_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.19%
C000048864_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.03%
C000048864_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.48%
C000048864_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.80%
C000048865_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.46%
C000048865_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.87%
C000048865_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.46%
C000048865_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.03%
C000048865_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.48%
C000048865_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.80%
C000048868_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.36%
C000048868_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.80%
C000048868_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.54%
C000048868_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.36%
C000048868_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.80%
C000048868_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.54%
C000048868_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.03%
C000048868_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.48%
C000048868_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.80%
C000048866_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.78%
C000048866_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.74%
C000048866_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.76%
C000048866_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.27%
C000048866_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.62%
C000048866_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.20%
C000048866_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.03%
C000048866_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.48%
C000048866_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.80%
C000048863_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.99%
C000048863_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.88%
C000048863_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.19%
C000048863_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.40%
C000048863_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.18%
C000048863_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.70%
C000205047_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.93%
C000205047_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.92%
C000205047_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.23%
C000205047_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.40%
C000205047_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.18%
C000205047_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.68%
C000048861_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.78%
C000048861_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.98%
C000048861_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.58%
C000048861_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.68%
C000048861_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.57%
C000048861_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.87%
C000048861_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.40%
C000048861_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.18%
C000048861_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.70%
C000048862_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.94%
C000048862_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.84%
C000048862_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.13%
C000048862_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.40%
C000048862_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.18%
C000048862_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.70%
C000048860_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.92%
C000048860_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.77%
C000048860_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.26%
C000048860_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.90%
C000048860_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.77%
C000048860_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.26%
C000048860_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.40%
C000048860_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.18%
C000048860_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.70%
C000048858_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.78%
C000048858_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.97%
C000048858_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.58%
C000048858_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.69%
C000048858_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.57%
C000048858_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.88%
C000048858_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.40%
C000048858_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.18%
C000048858_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.70%